Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Statement Line Items [Line Items]
Net interest income	$ 24,944	$ 24,929	$ 77,754	$ 73,812
Non-interest income	2,052	1,930	6,594	5,650
Total revenue	26,996	26,859	84,348	79,462
Provision for (recovery of) credit losses	(1)	171	(112)	793
Revenue less provision for credit loss	26,997	26,688	84,460	78,669
Non-interest expenses:
Salaries and benefits	7,507	7,453	21,454	24,139
General and administrative	4,833	4,446	12,723	10,888
Premises and equipment	1,194	980	3,566	2,913
Noninterest expense	13,534	12,879	37,743	37,940
Income (loss) before income taxes	13,463	13,809	46,717	40,729
Income tax provision	3,758	3,806	12,485	11,046
Net income (loss)	9,705	10,003	34,232	29,683
Total assets	4,516,436	3,980,845	4,516,436	3,980,845	$ 4,201,610
Total liabilities	4,107,451	3,615,802	4,107,451	3,615,802	$ 3,824,452
Net interest income	24,944	24,929	77,754	73,812
Non-interest income	2,052	1,930	6,594	5,650
Total revenue	26,996	26,859	84,348	79,462
Provision for (recovery of) credit losses	(1)	171	(112)	793
Revenue less provision for credit loss	26,997	26,688	84,460	78,669
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(342)	(191)	(1,018)	(574)
Total revenue	(342)	(191)	(1,018)	(574)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(342)	(191)	(1,018)	(574)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(342)	(191)	(1,018)	(574)
Premises and equipment	0	0	0	0
Noninterest expense	(342)	(191)	(1,018)	(574)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(18,007)	(16,421)	(18,007)	(16,421)
Total liabilities	(24,259)	(23,153)	(24,259)	(23,153)
Net interest income	0	0	0	0
Non-interest income	(342)	(191)	(1,018)	(574)
Total revenue	(342)	(191)	(1,018)	(574)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(342)	(191)	(1,018)	(574)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	24,944	24,929	77,754	73,812
Non-interest income	175	101	557	225
Total revenue	25,119	25,030	78,311	74,037
Provision for (recovery of) credit losses	(1)	171	(112)	793
Revenue less provision for credit loss	25,120	24,859	78,423	73,244
Non-interest expenses:
Salaries and benefits	5,945	5,891	17,040	19,505
General and administrative	4,729	4,257	12,450	10,250
Premises and equipment	824	610	2,437	1,845
Noninterest expense	11,498	10,758	31,927	31,600
Income (loss) before income taxes	13,622	14,101	46,496	41,644
Income tax provision	3,811	3,999	12,431	11,779
Net income (loss)	9,811	10,102	34,065	29,865
Total assets	4,507,158	3,971,781	4,507,158	3,971,781
Total liabilities	4,102,239	3,609,832	4,102,239	3,609,832
Net interest income	24,944	24,929	77,754	73,812
Non-interest income	175	101	557	225
Total revenue	25,119	25,030	78,311	74,037
Provision for (recovery of) credit losses	(1)	171	(112)	793
Revenue less provision for credit loss	25,120	24,859	78,423	73,244
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	2,219	2,020	7,055	5,999
Total revenue	2,219	2,020	7,055	5,999
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	2,219	2,020	7,055	5,999
Non-interest expenses:
Salaries and benefits	1,562	1,562	4,414	4,634
General and administrative	446	380	1,291	1,212
Premises and equipment	370	370	1,129	1,068
Noninterest expense	2,378	2,312	6,834	6,914
Income (loss) before income taxes	(159)	(292)	221	(915)
Income tax provision	(53)	(193)	54	(733)
Net income (loss)	(106)	(99)	167	(182)
Total assets	27,285	25,485	27,285	25,485
Total liabilities	29,471	29,123	29,471	29,123
Net interest income	0	0	0	0
Non-interest income	2,219	2,020	7,055	5,999
Total revenue	2,219	2,020	7,055	5,999
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ 2,219	$ 2,020	$ 7,055	$ 5,999